PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
PROPERTY AND EQUIPMENT
Depreciation and amortization expense	$ 110,572	$ 144,612	$ 575,210	$ 552,958
Defective mining equipment			$ 162,451